Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

a)	The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Voyage revenues (i)(vi)	11,018	36,358	37,336
Vessel operating expenses (ii)(vi)	(17,666)	(23,564)	(19,738)
Time-charter hire expense (iii)	(7,671)	—	—
General and administrative expenses (iv)	(15,967)	(9,434)	(12,590)
General and administrative expenses deferred and capitalized (v)	(822)	(859)	(571)

(i)
Commencing in 2008, the Arctic Spirit and Polar Spirit LNG carriers were time-chartered to Teekay Corporation at fixed-rates for periods of 10 years. The contract periods for the Polar Spirit and for the Arctic Spirit expired in March 2018 and April 2018, respectively.

(ii)
The Partnership and certain of its operating subsidiaries have entered into service agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide to the Partnership and its subsidiaries crew training and technical management services. In addition, as part of the Partnership's acquisition of its ownership interest in the Pan Union Joint Venture in 2014, the Partnership entered into an agreement with a subsidiary of Teekay Corporation whereby Teekay Corporation's subsidiary agreed to provide, on behalf of the Partnership, shipbuilding supervision and crew training services for four LNG carrier newbuildings in the Pan Union Joint Venture, up to their delivery dates from 2017 to 2019. All costs incurred by these Teekay Corporation subsidiaries related to these services are charged to the Partnership and recorded as part of vessel operating expenses.

(iii)
In September 2018, the Partnership entered into an agreement with its 52%-owned joint venture, the Teekay LNG-Marubeni Joint Venture, to charter in one of Teekay LNG-Marubeni Joint Venture's LNG carriers, the Magellan Spirit, for a period of two years at a fixed-rate.

(iv)
Includes administrative, advisory, business development, commercial and strategic consulting services charged by Teekay Corporation's subsidiaries and reimbursements to the Partnership's General Partner for costs incurred on the Partnership's behalf for the conduct of the Partnership's business.

(v)
Includes the Partnership's costs associated with the Bahrain LNG Joint Venture including pre-operation, engineering and financing-related expenses, of which $1.1 million was reimbursed by the Bahrain LNG Joint Venture during 2018 (December 31, 2017 – $1.1 million; December 31, 2016 – $0.4 million). The net costs are recorded as part of investments in and advances to equity-accounted joint ventures in the Partnership's consolidated balance sheets.

(vi)
The Partnership entered into an operation and maintenance contract with the Bahrain LNG Joint Venture and an operating and maintenance subcontract with Teekay Marine Solutions (Bermuda) Ltd. (or TMS), an entity wholly-owned by Teekay Tankers Ltd., which is controlled by Teekay Corporation, relating to the LNG regasification terminal in Bahrain. The Partnership, as the contractor, and TMS, as the subcontractor, agreed to provide pre-mobilization services up to August 2018, and mobilization services and other general operational and maintenance services of the facility thereafter. The subcontractor fees from TMS of $1.6 million during 2018 ($nil during 2017 and 2016) are included in vessel operating expenses in the Partnership's consolidated statements of income. Cost recoveries from the Bahrain LNG Joint Venture of $1.6 million during 2018 ($nil during 2017 and 2016) are included in voyage revenues in the Partnership's consolidated statements of income.

b)
The Partnership entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership with shipbuilding and site supervision services related to certain LNG carrier newbuildings the Partnership has ordered. These costs are capitalized and included as part of advances on newbuilding contracts in the Partnership’s consolidated balance sheets. During the years ended 2018, 2017 and 2016, the Partnership incurred shipbuilding and site supervision costs with Teekay Corporation subsidiaries of $15.3 million, $13.2 million and $8.5 million, respectively.

c)
As at December 31, 2018 and 2017, non-interest bearing advances to affiliates totaled $8.2 million and $7.3 million, respectively, and non-interest bearing advances from affiliates totaled $14.7 million and $12.1 million, respectively. These advances are unsecured and have no fixed repayment terms. Affiliates are entities that are under the same common control.

d)
The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract was terminated in January 2019 upon which the charterer, which is also the owner, sold the vessel to a third party. The Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation paid the Partnership any amounts payable to the charterer as a result of spot rates being below the fixed rate, and the Partnership paid Teekay Corporation any amounts payable to the Partnership as a result of spot rates being in excess of the fixed rate. The amounts receivable or payable to Teekay Corporation are settled annually (see Notes 3 and 13).